Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Leases
5. Leases
Operating leases
Development and Manufacturing Services Agreement (“DMS Agreement”) with Third-Party Supplier
In October 2022, the Company entered into a Statement of Work (“SOW”) under the DMS Agreement (“2022 SOW under the DMS Agreement”) with a third-party supplier. The 2022 SOW under the DMS Agreement contained an embedded lease for a dedicated manufacturing suite for the manufacture of AlloVir’s products at the facility because the Company directs how and for what purpose the suite is used and obtains substantially all of the economic benefit of the suite. At inception of the lease, it was determined that, in exchange for this dedicated manufacturing suite, AlloVir will pay the supplier a monthly fixed suite utilization fee, fixed batch payments and other related fixed costs, totaling $16.3 million over the 2.25 year lease term ending in December 2024. As part of the arrangement, there were also variable costs for materials, non-fixed
batch payments, testing, storage, knowledge and tech transfer and other common area maintenance fees that were not included in the measurement of the lease liability. The lease of the facility was determined to be classified as an operating lease and commenced in October 2022, the point at which the suite was substantially complete and available for use by the Company. Accordingly, at inception, the Company recorded a right-of-use
asset and lease liability of $14.7
million.

In
December 2023, the Company issued a notice of termination of the DMS Agreement effective June 2024, or 190 days from the third-party supplier’s receipt of the notice. Management concluded that the notice of termination constituted a lease reassessment under ASC 842 as the Company was granted the option of such termination at the onset of the DMS Agreement and it was previously determined to be reasonably certain of not being exercised. As a result, the remaining lease term was shortened and the Company recorded a $4.9 million reduction to the right-of-use
asset and lease liability in December 2023.
In February 2024, the Company entered into a new SOW (“2024 SOW under the DMS Agreement”) that terminated the 2022 SOW under the DMS Agreement with a third-party supplier, resulting in a lease remeasurement under ASC 842. The right-of-use
asset was previously impaired and thus as a result of the liability remeasurement, the Company recorded a $5.6 million gain to reduce the lease liability in February 2024. As of June 30, 2024, the Company had paid all remaining lease obligations under the DMS Agreement.
Waltham Leases
In September 2021, the Company entered into a lease agreement with BP Bay Colony LLC and a sublease agreement with AMAG Pharmaceuticals Inc. for the lease of property in Waltham, Massachusetts (collectively, the “Waltham leases”). The space identified under the Waltham leases was intended for general office space, research and development, laboratory use, and light manufacturing. The Waltham leases are classified as operating leases and commenced in September 2021. At the inception date, the Company recorded a ROU asset and lease liability of $6.0 million for the lease and a ROU asset and lease liability of $17.3 million for the sublease based on a July 30, 2030 end date for the Waltham leases. As part of the arrangement, there were also variable costs for common area maintenance fees that were not included in the measurement of the lease liability.
In June 2024, the Company entered into a Termination of Sublease Agreement with AMAG Pharmaceuticals Inc. which terminated the sublease agreement effective June 30, 2024. In consideration of the early termination, the Company paid a $5.7 million termination fee. The Company concluded that this early termination constituted a lease modification under ASC 842 as the Company still had access to the premises for a period of time after the execution date of the agreement. As a result of this modification, the Company included the termination fee in the remeasurement of the lease liability and ROU asset, resulting in a $1.8 million gain on lease remeasurement.
In July 2024, the Company entered into a Termination Agreement with BP Bay Colony LLC which terminates with immediate effect, the existing lease. In consideration of the termination, the Company paid a $7.0 million termination fee. As a result of this termination, the Company recorded a $1.5 million gain on lease termination.
As of September 30, 2024, the Waltham leases have terminated and the Company has paid all remaining lease obligations.
Impairment of Lease
Right-of-Use
Assets
As a result of the December 2023 announcement of the discontinuation of the Company’s three Phase 3 registrational trials, a comprehensive review of strategic alternatives, and the December 2023 notice of termination of the DMS Agreement, the Company determined that there was a triggering event for impairment. The Company determined that the operating lease right-of-use
assets were not recoverable as the carrying value exceeded the anticipated future cash flows on an undiscounted basis. To measure the impairment, the Company determined the fair value of the operating lease right-of-use
assets based on estimated subleasing scenarios, which represent the highest and best use of the right-of-use
assets. This fair value assessment utilized market participant assumptions, including the anticipated amount and timing of potential sublease payments using current real estate trends and market conditions. As a result, an impairment charge was calculated by reducing the carrying amount of the operating lease right-of-use
assets to their estimated fair value, which was determined by discounting the estimated future cash flows by applying a rate that a market participant would require in

assuming
the risks associated with those cash flows. In December 2023, the Company recorded an impairment loss of $16.6 million to the operating lease right-of-use
assets. No impairment losses were recorded during the three and nine months ended September 30, 2024 and 2023, respectively.
Total lease costs were $0.0 million and $2.6 million for the three months ended September 30, 2024 and 2023, respectively, and $0.6 million and $7.7 million for the nine months ended September 30, 2024 and 2023, respectively. Cash paid for operating leases was $7.0 million and $0.8 million for the three months ended September 30, 2024 and 2023, respectively, and $17.0 million and $3.9 million for the nine months ended September 30, 2024 and 2023, respectively. The Company’s total variable lease costs, such as materials, non-fixed
batch payments, testing, storage, knowledge and tech transfer, and other common area maintenance fees, related to the operating leases was $0.0 million and $0.2 million for the three months ended September 30, 2024 and 2023, respectively, and $0.1 million and $0.9 million for the nine months ended September 30, 2024 and 2023, respectively.

5. Leases
Operating leases
Development and Manufacturing Services Agreement (“DMS Agreement”) with Third-Party Supplier
In
October 2022, the Company entered into a Statement of Work (“SOW”) under the DMS Agreement (the “2022 SOW under the DMS Agreement”) with a third-party supplier. The 2022 SOW under the DMS Agreement contained an embedded lease for a dedicated manufacturing suite for the manufacture of AlloVir’s products at the facility because the Company directs how and for what purpose the suite is used and obtains substantially all of the economic benefit of the suite. At inception of the lease, it was determined that, in exchange for this

dedicated
manufacturing suite, AlloVir will pay the supplier a monthly fixed suite utilization fee, fixed batch payments and other related fixed costs, totaling $16.3 million over the 2.25 year lease term ending in December 2024. As part of the arrangement, there were also variable costs for materials, non-fixed
batch payments, testing, storage, knowledge and tech transfer and other common area maintenance fees that were not included in the measurement of the lease liability. The lease of the facility was determined to be classified as an operating lease and commenced in October 2022, the point at which the suite was substantially complete and available for use by the Company. Accordingly, at inception, the Company recorded a right-of-use
asset and lease liability of $14.7 million.
In
December 2023, the Company issued a notice of termination of the DMS Agreement effective June 2024, or 190 days from the third-party supplier’s receipt of the notice. Management concluded that the notice of termination constituted a lease reassessment under ASC 842 as the Company was granted the option of such termination at the onset of the DMS Agreement and it was previously determined to be reasonably certain of not being exercised. As a result, the remaining lease term was shortened and the Company recorded a $4.9 million reduction to the right-of-use
asset and lease liability in December 2023. In February 2024, the Company entered into a new SOW that terminated the 2022 SOW under the DMS Agreement (see Note 16).
Waltham Leases
In September 2021, the Company entered into a lease agreement with BP Bay Colony LLC and a sublease with AMAG Pharmaceuticals Inc. for the lease of property in Waltham, Massachusetts (collectively, the “Waltham leases”). The space identified under the Waltham leases is intended for general office space, research and development, laboratory use, and light manufacturing. The Waltham leases are classified as operating leases and commenced in September 2021. At the inception date, the Company recorded a ROU asset and lease liability of $6.0 million for the lease and a ROU asset and lease liability of $17.3 million for the sublease based on a July 30, 2030 end date for the Waltham leases. As part of the arrangement, there were also variable costs for common area maintenance fees that were not included in the measurement of the lease liability. The agreement also provided a $3.1 million tenant improvement allowance. The Company utilized $0.9 million of the tenant improvement allowance. The Company has the option to renew the leased space for an additional one time period of five years with written notice from the Company. As of December 31, 2023, the Company has no reasonable certainty that this option to extend will be exercised.
Impairment of Lease
Right-of-Use
Assets
As a result of the December 2023 announcement of the discontinuation of the Company’s three Phase 3 registrational trials, a comprehensive review of strategic alternatives, and the December 2023 notice of termination of the DMS Agreement, the Company determined that there was a triggering event for impairment. The Company determined that the operating lease right-of-use
assets were not recoverable as the carrying value exceeded the anticipated future cash flows on an undiscounted basis. To measure the impairment, the Company determined the fair value of the operating lease right-of-use
assets based on estimated subleasing scenarios, which represent the highest and best use of the right-of-use
assets. This fair value assessment utilized market participant assumptions, including the anticipated amount and timing of potential sublease payments using current real estate trends and market conditions. As a result, an impairment charge was calculated by reducing the carrying amount of the operating lease right-of-use
assets to their estimated fair value, which was determined by discounting the estimated future cash flows by applying a rate that a market participant would require in assuming the risks associated with those cash flows. During the year ended December 31, 2023, the Company recorded an impairment loss of $16.6 million to the operating lease right-of-use
assets. As of December 31, 2023, the remaining
right-of-use
asset balance is $2.2 million, which relates to the Waltham leases.

Maturities of operating lease liabilities at December 31, 2023 are as follows (in thousands):

2024	11,842
2025	3,219
2026	3,298
2027	3,376
2028	3,455
Thereafter	5,824

Total lease payments	31,014
Less: interest	3,585

Total lease liability	$27,429

Lease liability – current	$10,781
Lease liability – long-term	$16,648
Total
lease costs were $9.7 million and $6.6 million for the years ended December 31, 2023 and 2022, respectively. Cash paid for operating leases was $4.8 million and $4.8 million for the year ended December 31, 2023 and 2022, respectively. The Company’s total variable lease costs, such as materials, non-fixed
batch payments, testing, storage, knowledge and tech transfer, and other common area maintenance fees, related to the operating leases was $0.9 million and $3.7 million for the years ended December 31, 2023 and 2022, respectively. The weighted average remaining lease term is 4.70 years and 6.93 years at December 31, 2023 and 2022, respectively. The weighted average discount rate is 5.95% and 6.23% at December 31, 2023 and 2022, respectively.